UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Short Duration Bond Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned -0.03%, relative to a -0.17% return for the Bloomberg 1-3 Year U.S. Credit Bond Index, the Fund’s benchmark index.
GWCM Commentary
Global economic activity grew well above trend in 2021 despite numerous headwinds coming from COVID-19 variants, supply chain dislocations and persistent inflation pressures. Strong consumption behavior and corporate earnings, coupled with record amounts of stimulus accounted for high levels of growth. Economic data remains healthy but weakened towards the end of the year. With high inflation evident in large swaths of the economy, central banks have been forced to respond with a more hawkish policy stance. The International Monetary Fund expects 2021 global growth to end the year around 5.9% and to be 4.9% for 2022. Uncertainty in both forecasted and real economic data remains a challenge since the onset of the pandemic in early 2020.
While economic fundamentals remain healthy, the massive support provided by monetary and fiscal policy helped drive strong annual performance in equity markets. The NASDAQ, Dow Jones, and S&P 500® ended the year close to record levels. Fixed income markets had a challenging year due to high interest rate volatility, but strong demand has kept spreads at or near record lows. Financial conditions are still very accommodative but should tighten during the year because of the Federal Reserve’s hawkish pivot and the dwindling impact of stimulus. The total return for the Bloomberg U.S. Aggregate Bond Index ended the year down -1.54%. Within the index, investment grade corporate bonds (“IG”) had a total return of -1.0%. Total returns in commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and mortgage-backed securities (“MBS”) were -1.2%, -0.3% and -1.0%, respectively.
Throughout the year, the Fund benefitted from strong inflows into the asset class and broad-based spread tightening across corporate bonds. During 2021, the Fund invested in fixed and floating rate IG, high yield bonds and bank loans (“HY”), and structured products including ABS, CMBS, and collateralized loan obligations (“CLOs”). Allocations to MBS, ABS, CMBS, floating rate notes, and HY are out-of-benchmark positions in the Fund. Fund duration positioning is managed against the Bloomberg 1–3 Year U.S. Credit Bond Index.
Performance for the year was driven primarily by security selection and allocations to HY and CLOs.
The Fund’s duration positioning was neutral versus the benchmark index during the year in anticipation of higher interest rate volatility and uncertainty due to changes in Federal Reserve policy.
The Fund was overweight lower rated securities within IG and held out-of-benchmark positions in HY as well as ABS. These overweight allocations were large contributors to the Fund’s performance as credit spreads tightened materially throughout the year as the U.S. and other developed economies reopened. The Fund remained underweight government related securities that are skewed to higher ratings and do not offer much in terms of spread although at times it did hold U.S. Treasuries.

Security selection within IG and HY as well as CLOs was the main driver of outperformance throughout the year. Sectors such as healthcare, retail real estate investment trusts, energy, and consumer cyclicals (retail and leisure) were some of the top performers. Companies that were the most impacted by the lockdowns in 2020 rebounded throughout 2021 as vaccinations led to a broader reopening of the economy.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	0.34%	2.88%	2.45%
Investor Class	-0.03%	2.50%	2.19%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2021 (unaudited)
Rating	Percentage of Fund Investments
Aaa	4.06%
Aa2	0.84
Aa3	1.70
A1	6.65
A2	17.33
A3	9.65
Baa1	7.88
Baa2	13.48
Baa3	18.04
Ba1	4.35
Ba2	1.29
Ba3	4.17
B1	0.71
B3	0.86
CCC, CC, C	0.02
Not Rated	6.87
Short Term Investments	2.10
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$ 997.40	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.90	$1.28
Investor Class
Actual	$1,000.00	$ 996.00	$3.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.06
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 12.18%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class C
$1,500,000	0.83%, 03/15/2027	$ 1,493,370
	Series 2021-1 Class D
1,500,000	1.14%, 03/15/2027	1,487,215
	Series 2021-2 Class D
1,250,000	1.34%, 07/13/2027	1,235,517
	Series 2021-4 Class D
1,250,000	1.82%, 02/14/2028	1,239,556
1,500,000	AmeriCredit Automobile Receivables Trust Series 2021-1 Class D 1.21%, 12/18/2026	1,479,791
1,700,000	Avant Credit Card Master Trust(a) Series 2021-1A Class A 1.37%, 04/15/2027	1,676,948
3,000,000	Barings Ltd(a)(b) Series 2018-3A Class C 2.03%, 07/20/2029 3-mo. LIBOR + 1.90%	2,974,977
1,000,000	CCG Receivables Trust(a) Series 2020-1 Class B 1.19%, 12/14/2027	996,083
	Credit Acceptance Auto Loan Trust(a)
	Series 2020-2A Class B
1,500,000	1.93%, 09/17/2029	1,511,103
	Series 2021-4 Class C
975,000	1.94%, 02/18/2031	963,794
1,200,000	DB Master Finance LLC(a) Series 2021-1A Class A2I 2.05%, 11/20/2051	1,179,926
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,176,472
	DT Auto Owner Trust(a)
	Series 2020-2A Class E
1,250,000	7.17%, 06/15/2027	1,357,951
	Series 2021-1A Class C
1,500,000	0.84%, 10/15/2026	1,487,419
	Series 2021-3A Class D
2,000,000	1.31%, 05/17/2027	1,954,768
	Series 2021-4A Class D
1,750,000	1.99%, 09/15/2027	1,736,185
70,890	GMACM Home Equity Loan Trust(c) Series 2007-HE2 Class A3 6.19%, 12/25/2037	73,321
1,500,000	Madison Park Funding XLVIII Ltd(a)(b) Series 2021-48A Class C 2.12%, 04/19/2033 3-mo. LIBOR + 2.00%	1,496,473
1,500,000	Magnetite XXII Ltd(a)(b) Series 2019-22A Class CR 2.07%, 04/15/2031 3-mo. LIBOR + 1.95%	1,500,079
Principal Amount		Fair Value
Non-Agency — (continued)
$2,200,000	Magnetite XXIV Ltd(a)(b) Series 2019-24A Class B 1.97%, 01/15/2033 3-mo. LIBOR + 1.85%	$ 2,200,222
1,277,105	MVW LLC(a) Series 2021-1WA Class C 1.94%, 01/22/2041	1,258,194
	Navient Private Education Refi Loan Trust(a)
	Series 2021-A Class A
1,262,994	0.84%, 05/15/2069	1,247,037
	Series 2021-BA Class A
1,426,537	0.94%, 07/15/2069	1,411,708
	Series 2021-CA Class A
1,487,926	1.06%, 10/15/2069	1,465,995
1,150,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,119,846
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
750,000	1.35%, 07/15/2027	745,396
	Series 2021-3 Class D
1,200,000	1.33%, 09/15/2027	1,184,259
	Series 2021-4 Class D
2,000,000	1.67%, 10/15/2027	1,983,371
1,100,000	SCF Equipment Leasing LLC(a) Series 2020-1A Class A3 1.19%, 10/20/2027	1,101,522
203,625	Volvo Financial Equipment LLC Series(a) Series 2019-1A Class A3 3.00%, 03/15/2023	204,077
3,756,000	Voya Ltd(a)(b) Series 2016-1A Class BR 1.93%, 01/20/2031 3-mo. LIBOR + 1.80%	3,701,838
650,000	Westlake Automobile Receivables Trust(a) Series 2021-2A Class D 1.23%, 12/15/2026	639,595
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	491,478
		45,775,486
U.S. Government Agency — 0.00%(d)
882	Federal National Mortgage Association Grantor Trust(e) Series 2003-T4 Class 2A6 4.59%, 07/26/2033	933
TOTAL ASSET-BACKED SECURITIES — 12.18% (Cost $45,973,689)		$ 45,776,419

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
BANK LOANS
$1,331,819	Allison Transmission Inc(b) 1.85%, 03/30/2026 1-mo. LIBOR + 1.75%	$ 1,333,067
	Asurion LLC(b)
512,319	3.23%,11/03/2023 1-mo. LIBOR + 3.13%	510,672
3,271,048	3.35%,12/23/2026 1-mo. LIBOR + 3.25%	3,245,835
3,108,980	Bausch Health Cos Inc(b) 3.10%, 06/02/2025 1-mo. LIBOR + 3.00%	3,093,435
2,228,354	Berry Global Inc(b) 1.86%, 07/01/2026 3-mo. LIBOR + 1.76%	2,211,873
2,302,422	BJ's Wholesale Club Inc(b) 2.11%, 02/03/2024 1-mo. LIBOR + 2.01%	2,301,637
4,726,250	Burlington Coat Factory Warehouse Corp(b) 2.10%, 06/24/2028 1-mo. LIBOR + 2.00%	4,690,803
1,492,481	Catalent Pharma Solutions Inc(b) 2.50%, 02/22/2028 1-mo. LIBOR + 2.29%	1,492,792
2,698,636	Change Healthcare Holdings LLC(b)(f) 3.50%, 03/01/2024 1-mo. LIBOR + 3.40%	2,695,600
2,985,000	Entain PLC(b) 3.00%, 03/29/2027 1-mo. LIBOR + 2.90%	2,974,738
	Icon Luxembourg(b)
544,473	2.75%,07/03/2028 1-mo. LIBOR + 2.65%	544,246
135,656	2.75%,07/03/2028 (g) 1-mo. EURIBOR + 2.65%	135,599
2,493,750	Jazz Financing SARL(b) 4.00%, 05/05/2028 3-mo. LIBOR + 3.90%	2,502,880
1,500,000	Plastipake Holdings LLC(b) 3.00%, 12/01/2028 1-mo. LIBOR + 2.90%	1,495,125
1,000,000	Southwestern Energy Co(b) 2.89%, 06/08/2027 1-day SOFR + 2.84%	1,000,625
2,416,146	Vyaire Medical Inc(b) 5.75%, 04/16/2025 3-mo. LIBOR + 5.65%	1,969,159
TOTAL BANK LOANS — 8.57% (Cost $32,518,918)		$ 32,198,086
CORPORATE BONDS AND NOTES
Basic Materials — 1.31%
1,500,000	Ecolab Inc(h) 0.90%, 12/15/2023	1,502,044
2,000,000	Mosaic Co 4.25%, 11/15/2023	2,103,620
Principal Amount		Fair Value
Basic Materials — (continued)
$1,250,000	Steel Dynamics Inc 2.80%, 12/15/2024	$ 1,298,719
		4,904,383
Communications — 3.58%
4,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	4,059,040
1,575,000	Discovery Communications LLC 2.95%, 03/20/2023	1,610,840
1,735,000	Juniper Networks Inc 1.20%, 12/10/2025	1,704,059
500,000	Sirius XM Radio Inc(a) 3.13%, 09/01/2026	500,145
	Verizon Communications Inc(b)
3,500,000	1.26%, 05/15/2025 3-mo. LIBOR + 1.10%	3,567,282
2,000,000	0.84%, 03/20/2026 1-day SOFR + 0.79%	2,027,380
		13,468,746
Consumer, Cyclical — 10.60%
2,000,000	American Honda Finance Corp 0.75%, 08/09/2024	1,977,444
1,250,000	Brinker International Inc 3.88%, 05/15/2023	1,278,125
2,500,000	Cinemark USA Inc(a) 8.75%, 05/01/2025	2,650,000
3,000,000	Daimler Finance North America LLC(a) 0.75%, 03/01/2024	2,972,033
	Daimler Trucks Finance North America LLC(a)
2,000,000	1.13%, 12/14/2023	2,000,563
1,500,000	1.63%, 12/13/2024	1,511,267
	General Motors Financial Co Inc
1,500,000	1.05%, 03/08/2024	1,492,077
2,000,000	1.20%, 10/15/2024(h)	1,985,291
2,500,000	Hilton Domestic Operating Co Inc(a) 5.38%, 05/01/2025	2,601,500
2,000,000	Hyatt Hotels Corp 1.30%, 10/01/2023	1,999,906
2,000,000	Hyundai Capital America(a) 1.00%, 09/17/2024	1,965,437
4,000,000	Las Vegas Sands Corp 3.20%, 08/08/2024	4,072,369
2,500,000	MGM Resorts International 6.75%, 05/01/2025	2,612,500
2,000,000	Nissan Motor Acceptance Co LLC(a) 1.13%, 09/16/2024	1,965,095
2,000,000	Nordstrom Inc 2.30%, 04/08/2024	2,000,000

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$3,000,000	PVH Corp 4.63%, 07/10/2025	$ 3,267,123
3,500,000	Walgreens Boots Alliance Inc 0.95%, 11/17/2023	3,498,154
		39,848,884
Consumer, Non-Cyclical — 8.49%
1,000,000	Bacardi Ltd(a) 4.45%, 05/15/2025	1,083,665
	Baxter International Inc(a)
2,000,000	0.87%, 12/01/2023(h)	1,991,917
2,000,000	1.32%, 11/29/2024	1,997,199
2,000,000	Bayer US Finance II LLC(a) 3.88%, 12/15/2023	2,090,052
3,000,000	Coca-Cola Europacific Partners PLC(a) 0.50%, 05/05/2023	2,975,143
3,000,000	Global Payments Inc 1.50%, 11/15/2024	3,000,419
1,500,000	HCA Inc 4.75%, 05/01/2023	1,571,056
3,000,000	McKesson Corp 0.90%, 12/03/2025	2,906,612
1,000,000	Mondelez International Holdings Netherlands BV(a) 0.75%, 09/24/2024	983,221
3,000,000	Perrigo Finance Unlimited Co 3.90%, 12/15/2024	3,141,371
200,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	200,250
2,000,000	Thermo Fisher Scientific Inc 1.22%, 10/18/2024	1,997,781
2,000,000	Universal Health Services Inc(a) 1.65%, 09/01/2026	1,963,020
2,000,000	Viatris Inc 1.65%, 06/22/2025	1,992,420
4,000,000	Zimmer Biomet Holdings Inc 1.45%, 11/22/2024	3,988,547
		31,882,673
Energy — 4.94%
1,500,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc(h) 1.23%, 12/15/2023	1,506,825
3,000,000	Canadian Natural Resources Ltd 2.05%, 07/15/2025	3,028,677
3,500,000	Energy Transfer LP 3.90%, 05/15/2024	3,654,568
	EQT Corp
1,500,000	6.63%, 02/01/2025	1,691,258
100,000	3.13%, 05/15/2026(a)	102,653
1,500,000	Gray Oak Pipeline LLC(a) 2.00%, 09/15/2023	1,516,040
2,000,000	Phillips 66 1.30%, 02/15/2026	1,956,516
Principal Amount		Fair Value
Energy — (continued)
$3,000,000	Plains All American Pipeline LP / PAA Finance Corp 3.60%, 11/01/2024	$ 3,135,836
2,000,000	TransCanada PipeLines Ltd 1.00%, 10/12/2024	1,982,364
		18,574,737
Financial — 33.21%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
2,500,000	1.15%, 10/29/2023	2,489,174
2,500,000	1.75%, 10/29/2024	2,493,908
3,000,000	Ally Financial Inc 3.88%, 05/21/2024	3,161,499
4,750,000	Athene Global Funding 0.95%, 01/08/2024	4,721,500
	Bank of America Corp
3,000,000	0.81%, 10/24/2024	2,979,999
5,000,000	3.46%, 03/15/2025	5,229,057
3,000,000	1.53%, 12/06/2025	3,004,889
4,000,000	Bank of Montreal(b) 0.67%, 09/15/2026 1-day SOFR + 0.62%	3,990,663
3,000,000	Bank of Nova Scotia 0.70%, 04/15/2024	2,973,489
2,500,000	Barclays PLC 3.65%, 03/16/2025	2,640,510
	Canadian Imperial Bank of Commerce
2,500,000	1.00%, 10/18/2024	2,477,879
1,500,000	2.25%, 01/28/2025	1,532,395
1,500,000	Capital One Financial Corp(h) 1.34%, 12/06/2024	1,509,064
	Citigroup Inc
950,000	1.28%, 11/03/2025	947,446
8,000,000	0.82%, 06/09/2027(b)(h) 1-day SOFR + 0.77%	8,054,740
3,420,000	EPR Properties REIT 4.50%, 04/01/2025	3,641,427
2,000,000	Equitable Financial Life Global Funding(a) 0.80%, 08/12/2024	1,968,679
3,500,000	Fifth Third Bancorp 2.38%, 01/28/2025	3,593,123
	Goldman Sachs Group Inc
5,005,000	2.91%, 07/24/2023	5,061,324
3,000,000	0.63%, 03/08/2024(b) 1-day SOFR + 0.58%	2,999,940
4,000,000	0.93%, 10/21/2024	3,982,793
2,000,000	Huntington Bancshares Inc 2.63%, 08/06/2024	2,059,487
3,250,000	ING Groep NV 4.10%, 10/02/2023	3,420,967
	JPMorgan Chase & Co
2,000,000	3.21%, 04/01/2023	2,011,916
3,000,000	0.63%, 03/16/2024(b) 1-day SOFR + 0.58%	3,005,669
1,500,000	3.88%, 09/10/2024	1,591,005
2,000,000	0.77%, 08/09/2025(g)	1,968,307

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Financial — (continued)
$ 250,000	Lehman Brothers Holdings Inc Escrow Account(i)(j) 0.00%, 10/15/2025	$ 1,375
3,000,000	Metropolitan Life Global Funding I(a) 0.95%, 07/02/2025	2,957,375
	Morgan Stanley
5,500,000	3.88%, 04/29/2024	5,830,499
4,000,000	0.79%, 01/22/2025	3,959,476
2,000,000	1.16%, 10/21/2025	1,984,202
3,000,000	NatWest Markets PLC(a) 0.80%, 08/12/2024	2,950,407
2,000,000	Pricoa Global Funding I(a) 1.15%, 12/06/2024	1,996,310
	Principal Life Global Funding II(a)
1,800,000	0.75%, 04/12/2024	1,786,987
2,000,000	0.75%, 08/23/2024(h)	1,972,405
2,500,000	Realogy Group LLC / Realogy Co-Issuer Corp(a) 7.63%, 06/15/2025	2,650,000
3,000,000	Royal Bank of Canada(b) 0.62%, 04/27/2026 1-day SOFR + 0.57%	2,996,126
	Toronto-Dominion Bank
1,500,000	1.25%, 12/13/2024	1,501,807
2,000,000	1.25%, 09/10/2026	1,964,915
3,000,000	Truist Financial Corp(b) 0.45%, 06/09/2025 1-day SOFR + 0.40%	2,995,560
	Wells Fargo & Co
4,000,000	4.13%, 08/15/2023	4,194,733
1,500,000	2.19%, 04/30/2026	1,526,494
		124,779,520
Industrial — 3.54%
3,750,000	Boeing Co 1.95%, 02/01/2024	3,792,553
1,500,000	Carlisle Cos Inc 0.55%, 09/01/2023	1,486,554
3,100,000	CNH Industrial Capital LLC 1.95%, 07/02/2023	3,140,333
2,000,000	Huntington Ingalls Industries Inc(a) 0.67%, 08/16/2023	1,982,403
1,500,000	JB Hunt Transport Services Inc 3.30%, 08/15/2022	1,517,975
1,345,000	Trimble Inc 4.15%, 06/15/2023	1,398,738
		13,318,556
Technology — 5.50%
3,000,000	Broadcom Inc 4.70%, 04/15/2025	3,279,999
800,000	Dell International LLC / EMC Corp 5.45%, 06/15/2023	843,913
	Microchip Technology Inc
4,500,000	0.97%, 02/15/2024	4,460,420
Principal Amount		Fair Value
Technology — (continued)
$1,000,000	0.98%, 09/01/2024(a)	$ 981,627
4,500,000	Oracle Corp 1.65%, 03/25/2026	4,465,206
3,600,000	PTC Inc(a) 3.63%, 02/15/2025	3,649,500
1,000,000	Qorvo Inc(a) 1.75%, 12/15/2024	1,000,643
2,000,000	Skyworks Solutions Inc 0.90%, 06/01/2023	1,989,701
		20,671,009
Utilities — 2.19%
3,000,000	CenterPoint Energy Inc(b) 0.70%, 05/13/2024 1-day SOFR + 0.65%	3,001,110
3,000,000	CenterPoint Energy Resources Corp 0.70%, 03/02/2023	2,986,200
1,500,000	Entergy Louisiana LLC 0.95%, 10/01/2024	1,483,489
741,786	Southern California Edison Co 1.85%, 02/01/2022	742,351
		8,213,150
TOTAL CORPORATE BONDS AND NOTES — 73.36% (Cost $277,039,147)		$275,661,658
MORTGAGE-BACKED SECURITIES
Non-Agency — 3.26%
767,710	Angel Oak Mortgage Trust(a)(c) Series 2021-3 Class A3 1.46%, 05/25/2066	759,347
2,505,123	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class F 2.11%, 12/15/2036 1-mo. LIBOR + 2.00%	2,484,755
1,572	CHL Mortgage Pass-Through Trust(b) Series 2003-15 Class 1A1 0.60%, 06/25/2018 1-mo. LIBOR + 0.50%	1,572
1,500,000	CityLine Commercial Mortgage Trust(a)(c) Series 2016-CLNE Class A 2.78%, 11/10/2031	1,525,454
2,447,412	JPMBB Commercial Mortgage Securities Trust Series 2015-C27 Class ASB 3.02%, 02/15/2048	2,520,975
	Starwood Mortgage Residential Trust(a)(c)
	Series 2021-3 Class A3
1,401,177	1.52%, 06/25/2056	1,382,446
	Series 2021-6 Class A1
1,970,000	1.92%, 11/25/2066	1,975,464

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Non-Agency — (continued)
	Verus Securitization Trust(a)(c)
	Series 2021.5 Class A3
$ 477,576	1.37%, 09/25/2066	$ 469,886
	Series 2021-2 Class A3
1,117,665	1.55%, 02/25/2066	1,108,171
TOTAL MORTGAGE-BACKED SECURITIES — 3.26% (Cost $12,235,077)		$ 12,228,070
U.S. TREASURY BONDS AND NOTES
6,000,000	United States Treasury Note/Bond 0.13%, 10/15/2023	5,940,000
TOTAL U.S. TREASURY BONDS AND NOTES — 1.58% (Cost $5,954,899)		$ 5,940,000
SHORT TERM INVESTMENTS
Repurchase Agreements — 2.12%
2,400,000	Repurchase agreement (principal amount/value $2,400,000 with a maturity value of $2,400,006 with Daiwa Capital Markets America Inc, 0.03%, dated 12/31/21 to be repurchased at $2,400,006 on 1/3/22 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/6/22 - 11/15/43, with a value of $2,448,081.	2,400,000
1,324,983	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $1,324,983 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(k)	1,324,983
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 278,936	Undivided interest of 11.25% in a repurchase agreement (principal amount/value $2,480,616 with a maturity value of $2,480,626) with Credit Agricole Securities (USA) Inc, 0.05%, dated 12/31/21 to be repurchased at $278,936 on 1/3/22 collateralized by Government National Mortgage Association securities, 2.00%, 12/20/50, with a value of $2,530,228.(k)	$ 278,936
1,324,983	Undivided interest of 13.02% in a repurchase agreement (principal amount/value $10,178,750 with a maturity value of $10,178,792) with HSBC Securities (USA) Inc, 0.05%, dated 12/31/21 to be repurchased at $1,324,983 on 1/3/22 collateralized by various U.S. Government Agency securities, 1.64% - 4.50%, 3/1/31 - 12/1/51, with a value of $10,382,325.(k)	1,324,983
1,324,983	Undivided interest of 2.25% in a repurchase agreement (principal amount/value $59,020,628 with a maturity value of $59,020,874) with Bank of America Securities Inc, 0.05%, dated 12/31/21 to be repurchased at $1,324,983 on 1/3/22 collateralized by Federal National Mortgage Association securities, 1.00% - 5.00%, 9/1/28 - 1/1/61, with a value of $60,201,041.(k)	1,324,983

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,324,983	Undivided interest of 3.00% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $1,324,983 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(k)	$ 1,324,983
TOTAL SHORT TERM INVESTMENTS — 2.12% (Cost $7,978,868)		$ 7,978,868
TOTAL INVESTMENTS — 101.07% (Cost $381,700,598)		$379,783,101
OTHER ASSETS & LIABILITIES, NET — (1.07)%		$ (4,016,747)
TOTAL NET ASSETS — 100.00%		$375,766,354
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2021.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Represents less than 0.005% of net assets.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2021. Maturity date disclosed represents final maturity date.
(f)	All or a portion of this position has not settled as of December 31, 2021. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	Restricted security; further details of these securities are included in a subsequent table.
(h)	All or a portion of the security is on loan at December 31, 2021.
(i)	Security in bankruptcy.
(j)	Security in default.
(k)	Collateral received for securities on loan.
EURIBOR	Euro Interbank Offered Rate is the interest rate published by European Money Markets Institute, that banks offer to lend unsecured funds to other banks.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Schedule of Investments
As of December 31, 2021
At December 31, 2021, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Bank Loans
Icon Luxembourg(a),(b)	2.75%	07/03/2028	06/16/2021	$134,990	$135,599	0.04%
Corporate Bonds and Notes
JPMorgan Chase & Co(a)	0.77	08/09/2025	08/03/2021	2,000,000	1,968,307	0.52
				$2,134,990	$2,103,906	0.56%
(a)	Restricted security; further details of these securities are included in a subsequent table.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2021.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West Short Duration Bond Fund
ASSETS:
Investments in securities, fair value (including $5,444,307 of securities on loan)(a)	$371,804,233
Repurchase agreements, fair value(b)	7,978,868
Cash	846,537
Interest receivable	1,537,081
Subscriptions receivable	418,063
Total Assets	382,584,782
LIABILITIES:
Payable for director fees	3,085
Payable for investments purchased	997,500
Payable for other accrued fees	53,191
Payable for shareholder services fees	20,199
Payable to investment adviser	76,921
Payable upon return of securities loaned	5,578,868
Redemptions payable	88,664
Total Liabilities	6,818,428
NET ASSETS	$375,766,354
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,765,207
Paid-in capital in excess of par	375,998,486
Undistributed/accumulated deficit	(3,997,339)
NET ASSETS	$375,766,354
NET ASSETS BY CLASS
Investor Class	$58,566,500
Institutional Class	$317,199,854
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	125,000,000
Issued and Outstanding
Investor Class	5,540,197
Institutional Class	32,111,872
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.57
Institutional Class	$9.88
(a) Cost of investments	$373,721,730
(b) Cost of repurchase agreements	$7,978,868
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West Short Duration Bond Fund
INVESTMENT INCOME:
Interest	$5,991,743
Income from securities lending	11,121
Total Income	6,002,864
EXPENSES:
Management fees	824,287
Shareholder services fees – Investor Class	195,691
Audit and tax fees	52,170
Custodian fees	10,428
Director's fees	17,642
Legal fees	10,361
Pricing fees	10,137
Registration fees	25,378
Shareholder report fees	79
Transfer agent fees	7,307
Other fees	2,860
Total Expenses	1,156,340
Less amount waived by investment adviser	64,608
Net Expenses	1,091,732
NET INVESTMENT INCOME	4,911,132
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	1,625,528
Net Realized Gain	1,625,528
Net change in unrealized depreciation on investments	(5,670,805)
Net Change in Unrealized Depreciation	(5,670,805)
Net Realized and Unrealized Loss	(4,045,277)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$865,855
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West Short Duration Bond Fund	2021	2020
OPERATIONS:
Net investment income	$4,911,132	$6,033,179
Net realized gain	1,625,528	4,300,195
Net change in unrealized appreciation (depreciation)	(5,670,805)	1,669,360
Net Increase in Net Assets Resulting from Operations	865,855	12,002,734
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(19,656)	-
Institutional Class	(106,337)	-
From return of capital	(125,993)	0
From net investment income and net realized gains
Investor Class	(1,027,354)	(1,061,925)
Class L(a)	-	(203)
Institutional Class	(8,061,305)	(8,132,563)
From net investment income and net realized gains	(9,088,659)	(9,194,691)
Total Distributions	(9,214,652)	(9,194,691)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	52,992,570	26,229,897
Institutional Class	79,246,681	118,642,957
Shares issued in reinvestment of distributions
Investor Class	1,047,010	1,061,925
Class L(a)	-	203
Institutional Class	8,167,642	8,132,563
Shares redeemed
Investor Class	(43,209,537)	(26,807,052)
Class L(a)	-	(14,638)
Institutional Class	(41,348,847)	(70,697,181)
Net Increase in Net Assets Resulting from Capital Share Transactions	56,895,519	56,548,674
Total Increase in Net Assets	48,546,722	59,356,717
NET ASSETS:
Beginning of year	327,219,632	267,862,915
End of year	$375,766,354	$327,219,632
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,942,583	2,463,310
Institutional Class	7,852,887	11,797,259
Shares issued in reinvestment of distributions
Investor Class	98,356	101,215
Class L(a)	-	21
Institutional Class	819,896	817,177
Shares redeemed
Investor Class	(4,036,040)	(2,552,299)
Class L(a)	-	(1,495)
Institutional Class	(4,103,114)	(7,236,028)
Net Increase	5,574,568	5,389,160
(a)	Class L ceased operations on October 2, 2020.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(b)(c)
Investor Class
12/31/2021	$10.77	0.11	(0.11)	0.00	(0.00) (d)	(0.11)	(0.09)	(0.20)	$10.57	(0.03%)
12/31/2020	$10.52	0.18	0.30	0.48	—	(0.20)	(0.03)	(0.23)	$10.77	4.63%
12/31/2019	$10.19	0.27	0.28	0.55	(0.00) (d)	(0.22)	—	(0.22)	$10.52	5.40%
12/31/2018	$10.32	0.25	(0.19)	0.06	(0.00) (d)	(0.19)	—	(0.19)	$10.19	0.63%
12/31/2017	$10.23	0.18	0.03	0.21	(0.00) (d)	(0.12)	—	(0.12)	$10.32	1.96%
Institutional Class
12/31/2021	$10.11	0.14	(0.10)	0.04	(0.00) (d)	(0.18)	(0.09)	(0.27)	$ 9.88	0.34%
12/31/2020	$ 9.94	0.21	0.27	0.48	—	(0.28)	(0.03)	(0.31)	$10.11	4.99%
12/31/2019	$ 9.67	0.29	0.27	0.56	(0.00) (d)	(0.29)	—	(0.29)	$ 9.94	5.83%
12/31/2018	$ 9.86	0.28	(0.19)	0.09	(0.00) (d)	(0.28)	—	(0.28)	$ 9.67	0.94%
12/31/2017	$ 9.84	0.21	0.02	0.23	(0.00) (d)	(0.21)	—	(0.21)	$ 9.86	2.39%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
12/31/2021	$ 58,567	0.66%	0.60%	1.06%	123%
12/31/2020	$ 48,834	0.67%	0.60%	1.73%	119%
12/31/2019	$ 47,582	0.67%	0.60%	2.58%	136%
12/31/2018	$ 44,228	0.67%	0.60%	2.49%	172%
12/31/2017	$ 49,558	0.66%	0.60%	1.74%	173%
Institutional Class
12/31/2021	$317,200	0.26%	0.25%	1.43%	123%
12/31/2020	$278,385	0.26%	0.25%	2.06%	119%
12/31/2019	$220,267	0.27%	0.25%	2.93%	136%
12/31/2018	$175,072	0.27%	0.25%	2.84%	172%
12/31/2017	$179,419	0.27%	0.25%	2.10%	173%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST SHORT DURATION BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West Short Duration Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek maximum total return that is consistent with preservation of capital and liquidity. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. Class L shares were previously offered but ceased operations on October 2, 2020. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2021

Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2021, all of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$5,862,385	$8,104,169
Long-term capital gain	3,226,274	1,090,522
Return of capital	125,993	-
	$9,214,652	$9,194,691
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(1,996,657)
Net unrealized depreciation	(2,000,682)
Tax composition of capital	$(3,997,339)
The Fund has elected to defer to the next fiscal year the following Post-October losses:

Annual Report - December 31, 2021

Post-October Ordinary Losses	Post-October Capital Losses
$—	$(1,996,657)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$381,783,783
Gross unrealized appreciation on investments	915,932
Gross unrealized depreciation on investments	(2,916,614)
Net unrealized depreciation on investments	$(2,000,682)
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund has determined there is not a material impact of ASU No. 2020-04 on the financial statements.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2021.
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)	Net Amount
Repurchase agreements	$2,400,000	$—	$(2,400,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder services fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2021

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$69,994	$73,666	$64,608	$0
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $387,362,628 and $343,073,631, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $106,623,796 and $100,447,610, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $5,444,307 and received collateral as reported on the Statement of Assets and Liabilities of $5,578,868 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of corporate bonds and notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2021

7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Short Duration Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022